Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 750	$ 704
Land use Right [Member]
Property, Plant and Equipment, Net [Line Items]
Carrying value	$ 2,390		$ 2,361